Shareholders' Equity - Summary of Movements in the Number of Treasury Common Shares (Detail) - Aegon Ltd. and subsidiaries [member] - EUR (€) shares in Thousands, € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Common Share [member]
Disclosure of treasury shares [line items]
At January 1	72,320	145,821
At December 31	195,895	72,320
At January 1	€ 345	€ 662
At December 31	€ 1,033	€ 345
Common shares B [member]
Disclosure of treasury shares [line items]
At January 1	7,945	51,763
At December 31	7,945	7,945
At January 1	€ 1	€ 6
At December 31	€ 1	€ 1
Purchase: 1 transaction, average price EUR 5.00 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		8,516
Purchase: transactions, average price, Amount		€ 43
Sale: 2 transactions, average price EUR 4.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(4,924)
Sale: transactions, price average, Amount		€ (22)
Purchase: 1 transaction, average price EUR 4.27 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		46,798
Purchase: transactions, average price, Amount		€ 200
Sale: 1 transaction, average price EUR 4.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(69)
Share Withdrawn: 1 transaction, average price EUR 4.59 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares		(79,703)
Shares withdrawn: transactions, average price, Amount		€ (366)
Purchase: 2 transactions, average price EUR 4.77 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		170,881
Purchase: transactions, average price, Amount		€ 815
Share Withdrawn: 1 transaction, average price EUR 4.59 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares		(215,000)
Shares withdrawn: transactions, average price, Amount		€ (986)
Share withdrawn: 1 transaction, average price EUR 0.11 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares		(43,817)
Shares withdrawn: transactions, average price, Amount		€ (5)
Purchase: 1 transaction, average price EUR 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		112,619
Purchase: transactions, average price, Amount		€ 15
Share withdrawn: 1 transaction, average price EUR 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Shares withdrawn: average price, Number of shares		(112,619)
Shares withdrawn: transactions, average price, Amount		€ (15)
Purchase: 1 transaction, average price EUR 5.81 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	44,904
Purchase: transactions, average price, Amount	€ 261
Sale: 1 transaction, average price EUR 4.77 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(6,650)
Purchase: transactions, average price, Amount	€ (32)
Purchase: 1 transaction, average price EUR 5.38 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	85,321
Purchase: transactions, average price, Amount	€ 459